Royalty and Other Property Interests - Disclosure of detailed information about royalty interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	$ 48,099	$ 53,425
Net Additions (Recoveries)	3,439	(217)
Depletion	(6,368)	(5,039)
Impairment	(399)	(70)
Royalty and other property interests, end of period	44,771	48,099
Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	102,109
Royalty and other property interests, end of period	105,348	102,109
Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	(54,010)
Royalty and other property interests, end of period	(60,577)	(54,010)
Royalty Interests
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	46,216	51,691
Net Additions (Recoveries)	3,187	(409)
Depletion	(6,368)	(5,039)
Impairment	(336)	(27)
Royalty and other property interests, end of period	42,699	46,216
Royalty Interests | Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	95,877
Royalty and other property interests, end of period	99,064	95,877
Royalty Interests | Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	(49,661)
Royalty and other property interests, end of period	(56,365)	(49,661)
Royalty Interests | Gediktepe | Türkiye
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	29,901	34,528
Net Additions (Recoveries)	0	0
Depletion	(5,942)	(4,627)
Impairment	0	0
Royalty and other property interests, end of period	23,959	29,901
Royalty Interests | Gediktepe | Türkiye | Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	43,746
Royalty and other property interests, end of period	43,746	43,746
Royalty Interests | Gediktepe | Türkiye | Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	(13,845)
Royalty and other property interests, end of period	(19,787)	(13,845)
Royalty Interests | Diablillos | Argentina
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	6,582	6,582
Net Additions (Recoveries)	0	0
Depletion	0	0
Impairment	0	0
Royalty and other property interests, end of period	6,582	6,582
Royalty Interests | Diablillos | Argentina | Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	7,224
Royalty and other property interests, end of period	7,224	7,224
Royalty Interests | Diablillos | Argentina | Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	(642)
Royalty and other property interests, end of period	(642)	(642)
Royalty Interests | Leeville | USA
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	4,141	4,546
Net Additions (Recoveries)	0	0
Depletion	(424)	(405)
Impairment	0	0
Royalty and other property interests, end of period	3,717	4,141
Royalty Interests | Leeville | USA | Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	38,869
Royalty and other property interests, end of period	38,869	38,869
Royalty Interests | Leeville | USA | Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	(34,728)
Royalty and other property interests, end of period	(35,152)	(34,728)
Royalty Interests | Chapi | Peru
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	0
Net Additions (Recoveries)	3,404
Depletion	0
Impairment	0
Royalty and other property interests, end of period	3,404	0
Royalty Interests | Chapi | Peru | Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, end of period	3,404
Royalty Interests | Chapi | Peru | Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, end of period	0
Royalty Interests | Berenguela | Peru
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	1,828	1,828
Net Additions (Recoveries)	0	0
Depletion	0	0
Impairment	0	0
Royalty and other property interests, end of period	1,828	1,828
Royalty Interests | Berenguela | Peru | Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	2,006
Royalty and other property interests, end of period	2,006	2,006
Royalty Interests | Berenguela | Peru | Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	(178)
Royalty and other property interests, end of period	(178)	(178)
Royalty Interests | Tartan Lake | Canada
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	914	914
Net Additions (Recoveries)	0	0
Depletion	0	0
Impairment	0	0
Royalty and other property interests, end of period	914	914
Royalty Interests | Tartan Lake | Canada | Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	1,003
Royalty and other property interests, end of period	1,003	1,003
Royalty Interests | Tartan Lake | Canada | Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	(89)
Royalty and other property interests, end of period	(89)	(89)
Royalty Interests | Revelo Portfolio | Chile
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	401	1,137
Net Additions (Recoveries)	(52)	(709)
Depletion	0	0
Impairment	0	(27)
Royalty and other property interests, end of period	349	401
Royalty Interests | Revelo Portfolio | Chile | Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	453
Royalty and other property interests, end of period	401	453
Royalty Interests | Revelo Portfolio | Chile | Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	(52)
Royalty and other property interests, end of period	(52)	(52)
Royalty Interests | Timok | Serbia
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	141	148
Net Additions (Recoveries)	0	0
Depletion	(2)	(7)
Impairment	0	0
Royalty and other property interests, end of period	139	141
Royalty Interests | Timok | Serbia | Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	195
Royalty and other property interests, end of period	195	195
Royalty Interests | Timok | Serbia | Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	(54)
Royalty and other property interests, end of period	(56)	(54)
Royalty Interests | Other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	2,308	2,008
Net Additions (Recoveries)	(165)	300
Depletion	0	0
Impairment	(336)	0
Royalty and other property interests, end of period	1,807	2,308
Royalty Interests | Other | Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	2,381
Royalty and other property interests, end of period	2,216	2,381
Royalty Interests | Other | Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	(73)
Royalty and other property interests, end of period	(409)	(73)
Other Property Interests
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	1,883	1,734
Net Additions (Recoveries)	252	192
Depletion	0	0
Impairment	(63)	(43)
Royalty and other property interests, end of period	2,072	1,883
Other Property Interests | Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	6,232
Royalty and other property interests, end of period	6,284	6,232
Other Property Interests | Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	(4,349)
Royalty and other property interests, end of period	(4,212)	(4,349)
Other Property Interests | Perry Portfolio | Canada
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	498	741
Net Additions (Recoveries)	(90)	(200)
Depletion	0	0
Impairment	(63)	(43)
Royalty and other property interests, end of period	345	498
Other Property Interests | Perry Portfolio | Canada | Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	2,199
Royalty and other property interests, end of period	2,199	2,199
Other Property Interests | Perry Portfolio | Canada | Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	(1,701)
Royalty and other property interests, end of period	(1,854)	(1,701)
Other Property Interests | Revelo Portfolio | Chile
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	709	0
Net Additions (Recoveries)	52	709
Depletion	0	0
Impairment	0	0
Royalty and other property interests, end of period	761	709
Other Property Interests | Revelo Portfolio | Chile | Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	709
Royalty and other property interests, end of period	761	709
Other Property Interests | Revelo Portfolio | Chile | Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	0
Royalty and other property interests, end of period	0	0
Other Property Interests | Other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	676	993
Net Additions (Recoveries)	290	(317)
Depletion	0	0
Impairment	0	0
Royalty and other property interests, end of period	966	676
Other Property Interests | Other | Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	3,324
Royalty and other property interests, end of period	3,324	3,324
Other Property Interests | Other | Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	(2,648)
Royalty and other property interests, end of period	$ (2,358)	$ (2,648)